Construction loan payable	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Construction loan payable
15.	Construction loan payable

	2018	2017
Aggregate advances	$21,311	$6,304
Less: transaction costs (net of amortization)	(481)	(1,122)
Add: accrued interest	121	185
	$20,951	$5,367

On August 23, 2017, Peace Naturals, as borrower, signed a construction loan agreement with Romspen Investment Corporation as lender, to borrow $40,000, to be funded by way of multiple advances. The aggregate advances were limited to $35,000 until the lender received an appraisal valuing the property in British Columbia at an amount of not less than $8,000. The loan bore interest at a rate of 12% per annum, calculated and compounded monthly, in arrears, on the amounts advanced from the date of each advance. The term of the loan was two years, with the borrower's option to extend for another twelve months. The loan was guaranteed by Cronos Group, Hortican, OGBC, the responsible-person-in-charge and the senior-person-in-charge of OGBC and Peace Naturals. Subsequent to December 31, 2018, the construction loan payable was fully repaid. Refer to Note 28(b).

The loan was secured as follows:

(a)	first-ranking charge on the lands owned by OGBC, Peace Naturals, and Hortican, (collectively, the "Property") with a net book value of approximately $2,191 as at December 31, 2018 (2017 - $1,558);

(b)	first-ranking general assignment of all present and future leases of each Property;

(c)

general security agreements creating first-ranking security interests on all the personal property of Peace Naturals and the corporate guarantors including without limitation, goods, chattels, paper, documents, accounts, intangible assets, securities, monies, books and records;

(d)

specific assignment of each Property's right, title, and interest in the construction project which the loan is being used to fund, including licenses, permits, plans and specifications, development approvals and agreements;

(e)

acknowledgement of the status and terms of any contracts affecting or with respect to each Property including without limitation, any pertaining to ownership, insurance, shared facilities, passageway agreements, or similar matters, confirming the good status of such contracts, and the rights of the lender under such contracts;

(f)	the subordination of all other indebtedness of Peace Naturals;

(g)

an unconditional, joint and several covenant by the guarantors as principal debtor for the performance of obligations by Peace Naturals, it being understood that the lender is not obliged to proceed against Peace Naturals or exhaust any security before proceeding against the guarantors;

(h)	deficiency and completion guarantee from Peace Naturals and the corporate guarantors;

(i)	assignment of all insurance policies with respect to each Property and the construction project;

(j)	pledge of the shares of Peace Naturals, OGBC, and Hortican;

(k)	an environmental indemnity from Peace Naturals and the corporate guarantors; and

(l)	deficiency and completion guarantee from Peace Naturals and the corporate guarantors.